Intangible assets and Crypto assets	12 Months Ended
Dec. 31, 2025
Intangible assets and Crypto assets
Intangible assets and Crypto assets

Note 16.Intangible assets and Crypto assets

Intangible assets, crypto assets consisted of the following:

	As at December 31,	As at December 31,
USD’000	2025	2024
Intangible assets under the cost‑less‑impairment model:
Cryptocurrencies	500	—
Total crypto assets, net	500	—

Intangible assets subject to amortization:
Trademarks	676	—
Patents	2,281	2,281
License agreements	5,449	1,699
Customer relationships	13,127	—
Other intangibles	5,277	923
Total intangible assets, gross	27,310	4,903
Accumulated amortization for:
Trademarks	(31)	—
Patents	(2,281)	(2,281)
License agreements	(2,463)	(1,699)
Customer relationships	(288)	—
Other intangibles	(1,294)	(923)
Total accumulated amortization	(6,357)	(4,903)
Total intangible assets subject to amortization, net	20,453	—
Total intangible assets, net	20,953	—
Amortization charge for the year	1,523	—

Intangible assets under the cost-less-impairment model consist of a balance of 195,788,312 WECAN tokens acquired from the Group’s unconsolidated affiliate, WeCan Group AG (“WeCan”), for USD 500,000. The tokens are held as part of the Group’s strategic relationship with WeCan and to support participation in its blockchain ecosystem. Management evaluated the applicability of ASC 350-60 (Crypto Assets) and concluded that these tokens are not within the scope of ASC 350-60.

Accordingly, the tokens are accounted for as indefinite-lived intangible assets under ASC 350-30 and are measured at cost less impairment. These tokens do not represent cash or cash equivalents under ASC 305 and are not accounted for as financial instruments. Indefinite-lived intangible assets are not amortized but are subject to impairment testing at least annually and more frequently if events or changes in circumstances indicate that the asset may be impaired. For the year ended December 31, 2025, the Group did not identify any events or changes in circumstances indicating that the carrying amount of its cryptocurrency assets may not be recoverable. Accordingly, no impairment charge was recognized, and the carrying amount remains USD 500,000 as of December 31, 2025.

As at December 31, 2025, a balance of USD 3,661,131 of license fees was outstanding in line with agreed payment terms, made up of USD 2,351,152 payable in 2026 recorded in accounts payable and USD 1,309,979 payable in 2027 recorded in other noncurrent liabilities on the consolidated balance sheet.

The useful economic life of intangible assets is as follows:

•	Trademarks	9 years
•	Patents	5 to 10 years
•	License agreements	1 to 3 years
•	Customer relationships	19 years
•	Other intangibles	2 to 9 years

Future amortization charges are detailed below:

Future estimated aggregate amortization expense
Year	USD’000
2026	3,625
2027	2,670
2028	1,476
2029	1,223
2030 and beyond	11,459
Total intangible assets subject to amortization, net	20,453